Government Grant (Details) - CAD ($)	3 Months Ended	12 Months Ended
	Sep. 27, 2021	Jun. 30, 2021	Jun. 30, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Government grant income		$ 32,489,000	$ 0
Proceeds from government grant		3,636,000	0
CEWS Program
Disclosure of detailed information about property, plant and equipment [line items]
Government grant income		31,900,000	0
Cash received from government grants		36,200,000	$ 0
Current government grant liabilities		10,900,000
Proceeds from government grant	$ 1,300,000
Heat and Power System
Disclosure of detailed information about property, plant and equipment [line items]
Proceeds from government grant		3,600,000
Reduction in carrying value from government grants		$ 3,600,000